GEOGRAPHIC INFORMATION (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Product Information [Line Items]
Revenues, Total	$ 216,190	$ 185,636	$ 157,450
Total Revenues
Product Information [Line Items]
Entity-Wide Revenue, Major Customer, Percentage	10.00%
Canada [Member]
Product Information [Line Items]
Revenues, Total	$ 854	$ 471	$ 558